Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN FUND ALLOCATOR SERIES
Prospectus Date	rr_ProspectusDate	Feb. 05, 2016
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2016